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                             Janus Investment Fund

                      Supplement dated January 1, 2001 to
                      Statement of Additional Information
                            dated January 31, 2000,
     as supplemented July 28, 2000, September 25, 2000 and December 8, 2000

THIS INFORMATION SUPPLEMENTS THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND THE STATEMENT OF ADDITIONAL INFORMATION TOGETHER CONSTITUTE A CURRENT STATEMENT OF ADDITIONAL INFORMATION. TO REQUEST ANOTHER COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE VISIT JANUS.COM OR CALL 1-800-525-3713.

Effective January 1, 2001, if you hold Fund shares in a tax-deferred account, you will no longer be charged the annual $12 account maintenance fee.